Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Assets
Cash and balances at central banks	£ 169,085		£ 155,902	£ 125,940
Cash collateral and settlement balances	88,085		97,616
Loans and advances at amortised cost	145,259		134,267
Reverse repurchase agreements and other similar secured lending	3,177		8,981
Trading portfolio assets	146,871		127,664
Financial assets at fair value through the income statement	188,226		171,761
Derivative financial instruments	262,291		302,693
Financial assets at fair value through other comprehensive income	45,908		51,902
Other financial assets	994		614
Non-derivative financial assets	1,049,896	$ 132	1,051,400
Other assets	11,882		8,331
Total assets	1,061,778		1,059,731	876,700
Liabilities
Deposits at amortised cost	262,828		244,696
Cash collateral and settlement balances	79,047		85,549
Repurchase agreements and other similar secured borrowing	12,769		10,443
Debt securities in issue	48,388		29,423
Subordinated liabilities	32,185		32,005	33,425
Trading portfolio liabilities	53,291		46,139
Financial liabilities designated at fair value	251,131		249,626
Derivative financial instruments	256,523		300,580
Other financial liabilities	4,592		2,810
Total financial liabilities	1,000,754		1,001,271
Other liabilities	4,537		4,750
Total liabilities	1,005,291		1,006,021
Cumulative liquidity gap	56,487		53,710	£ 50,615
On demand
Assets
Cash and balances at central banks	168,881		155,122
Cash collateral and settlement balances	2,743		1,281
Loans and advances at amortised cost	17,470		12,854
Reverse repurchase agreements and other similar secured lending	58		150
Trading portfolio assets	146,871		127,664
Financial assets at fair value through the income statement	24,174		17,377
Derivative financial instruments	262,046		302,429
Financial assets at fair value through other comprehensive income	0		0
Other financial assets	607		213
Non-derivative financial assets	622,850		617,090
Liabilities
Deposits at amortised cost	201,501		181,455
Cash collateral and settlement balances	2,951		1,944
Repurchase agreements and other similar secured borrowing	20		4
Debt securities in issue	0		0
Subordinated liabilities	0		0
Trading portfolio liabilities	53,291		46,139
Financial liabilities designated at fair value	14,342		15,555
Derivative financial instruments	255,471		299,637
Other financial liabilities	87		70
Total financial liabilities	527,663		544,804
Cumulative liquidity gap	95,187		72,286
Not more than three months
Assets
Cash and balances at central banks	204		182
Cash collateral and settlement balances	85,342		96,335
Loans and advances at amortised cost	7,855		11,149
Reverse repurchase agreements and other similar secured lending	2,934		8,648
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	127,244		123,948
Derivative financial instruments	36		24
Financial assets at fair value through other comprehensive income	3,194		3,086
Other financial assets	255		286
Non-derivative financial assets	227,064		243,658
Liabilities
Deposits at amortised cost	41,632		39,409
Cash collateral and settlement balances	76,096		83,605
Repurchase agreements and other similar secured borrowing	5,022		2,545
Debt securities in issue	18,274		12,207
Subordinated liabilities	1,005		3,708
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	158,237		172,250
Derivative financial instruments	4		0
Other financial liabilities	3,656		2,072
Total financial liabilities	303,926		315,796
Cumulative liquidity gap	18,325		148
Over three months but not more than six months
Assets
Cash and balances at central banks	0		598
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	6,745		6,291
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	9,280		7,547
Derivative financial instruments	1		0
Financial assets at fair value through other comprehensive income	1,080		1,627
Other financial assets	130		107
Non-derivative financial assets	17,236		16,170
Liabilities
Deposits at amortised cost	12,380		13,975
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	12,150		3,808
Subordinated liabilities	0		3,222
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	17,065		8,677
Derivative financial instruments	22		50
Other financial liabilities	15		15
Total financial liabilities	41,632		29,747
Cumulative liquidity gap	(6,071)		(13,429)
Over six months but not more than nine months
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	4,238		3,770
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	7,036		6,959
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	449		151
Other financial assets	2		5
Non-derivative financial assets	11,725		10,885
Liabilities
Deposits at amortised cost	1,920		3,665
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	5,845		3,833
Subordinated liabilities	74		459
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	10,556		5,067
Derivative financial instruments	0		0
Other financial liabilities	15		15
Total financial liabilities	18,410		13,039
Cumulative liquidity gap	(12,756)		(15,583)
Over nine months but not more than one year
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	9,611		4,314
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	3,336		4,027
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	547		95
Other financial assets	0		0
Non-derivative financial assets	13,494		8,436
Liabilities
Deposits at amortised cost	2,898		2,283
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	3,254		1,791
Subordinated liabilities	1,243		143
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	3,909		2,928
Derivative financial instruments	2		0
Other financial liabilities	12		16
Total financial liabilities	11,318		7,161
Cumulative liquidity gap	(10,580)		(14,308)
Over one year but not more than two years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	19,162		21,271
Reverse repurchase agreements and other similar secured lending	184		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	5,351		4,294
Derivative financial instruments	0		15
Financial assets at fair value through other comprehensive income	2,656		3,059
Other financial assets	0		3
Non-derivative financial assets	27,353		28,642
Liabilities
Deposits at amortised cost	558		1,144
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	3,216		1,400
Debt securities in issue	463		2,124
Subordinated liabilities	7,030		3,545
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	7,855		8,593
Derivative financial instruments	121		66
Other financial liabilities	443		233
Total financial liabilities	19,686		17,105
Cumulative liquidity gap	(2,913)		(2,771)
Over two years but not more than three years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	20,813		16,663
Reverse repurchase agreements and other similar secured lending	0		183
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	5,376		1,216
Derivative financial instruments	0		15
Financial assets at fair value through other comprehensive income	5,389		3,770
Other financial assets	0		0
Non-derivative financial assets	31,578		21,847
Liabilities
Deposits at amortised cost	435		532
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	4,424		2,329
Debt securities in issue	3,319		640
Subordinated liabilities	2,251		4,811
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	9,185		6,939
Derivative financial instruments	151		67
Other financial liabilities	52		50
Total financial liabilities	19,817		15,368
Cumulative liquidity gap	8,848		3,708
Over three years but not more than five years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	27,416		22,387
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	2,062		2,284
Derivative financial instruments	184		112
Financial assets at fair value through other comprehensive income	10,093		12,741
Other financial assets	0		0
Non-derivative financial assets	39,755		37,524
Liabilities
Deposits at amortised cost	242		602
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		4,073
Debt securities in issue	1,792		2,815
Subordinated liabilities	5,714		6,241
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	8,558		8,576
Derivative financial instruments	279		174
Other financial liabilities	102		90
Total financial liabilities	16,687		22,571
Cumulative liquidity gap	31,916		18,661
Over five years but not more than ten years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	14,420		14,127
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	1,996		1,853
Derivative financial instruments	15		77
Financial assets at fair value through other comprehensive income	13,823		19,236
Other financial assets	0		0
Non-derivative financial assets	30,254		35,293
Liabilities
Deposits at amortised cost	1,031		1,252
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	2,654		1,995
Subordinated liabilities	8,490		5,629
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	7,746		8,344
Derivative financial instruments	111		183
Other financial liabilities	183		187
Total financial liabilities	20,215		17,590
Cumulative liquidity gap	41,955		36,364
Over ten years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	17,529		21,441
Reverse repurchase agreements and other similar secured lending	1		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	2,371		2,256
Derivative financial instruments	9		21
Financial assets at fair value through other comprehensive income	8,677		8,137
Other financial assets	0		0
Non-derivative financial assets	28,587		31,855
Liabilities
Deposits at amortised cost	231		379
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	87		92
Debt securities in issue	637		210
Subordinated liabilities	6,378		4,247
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	13,678		12,697
Derivative financial instruments	362		403
Other financial liabilities	27		62
Total financial liabilities	21,400		18,090
Cumulative liquidity gap	£ 49,142		£ 50,129